BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sistemas UK Limited | United Kingdom
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant, LLC | United States of America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S. | Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Global Systems Outsourcing S. de R.L. de C.V. | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Software Product Creation S.L. | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal) | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A. | Uruguay
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sistemas Globales S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
IAFH Global S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sistemas Globales Chile Asesorías Limitada | Chile
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globers S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant Peru S.A.C. | Perú
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant India Private Limited | India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Dynaflows S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
We Are London Limited | United Kingdom
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Difier S.A | Uruguay
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant Bel LLC | Belarus
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant Canada Corp | Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant France S.A.S. | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Small Footprint | Romania
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Globant Ventures S.A.S | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Software Product Creation SL Dubai Branch | United Arab Emirates
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo Servicios Informaticos España | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo Mexico Sociedad Anonima Promotora De Inversion De Capital Variable | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo Servicios S.A. de C.V. | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo Brasil Tecnologia Da Informacao Ltda | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Orizonta Consutoria De Negocios E Tecnologia LTDA | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo - Sucursal del Peru | Perú
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Avanxo Colombia | Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Belatrix Global Corporation S.A. | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
BSF S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Belatrix Peru SAC | Perú
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Belatrix Colombia SAS | Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Globant IT Service Corp | United States of America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Grupo Assa Worldwide S.A. | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Grupo ASSA Corp. | United States of America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Grupo Assa Mexico Consultoria y Servicios S.A. de C.V. | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Grupo Assa Mexico Soluciones Informaticas S.A. de C.V. | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Grupo ASSA Colombia SAS | Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
CTN Consultoria Tecnologia e Negocios LTDA | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
IBS Integrated Business Solutions Consultoria LTDA | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Global Digital Business Solutions em Tecnologia LTDA | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Servicios Digitais em tecnologia de informacao LTDA | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Grupo Assa Chile | Chile
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Decision Support S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Banking Solutions, S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Brazilian Technology Partners S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Globant Colombia S.A.S. | Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Globant Germany GmbH | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Xapia SpA | Chile
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Xappia S.R.L. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Giant Monkey Robot SpA | Chile
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Giant Monkey Robot Inc. | United States of America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
BlueCap Management Consulting SLU | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%